Financial Instruments - Summary of Maximum Exposure to Credit Risk for Trade and Subscriber Receivables, Other Assets and Cash and Cash Equivalent Arising from Sales Transactions Including those Classified as Due from Related Parties (Detail) - TRY (₺)
₺ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Cost [member] | Other assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₺ 27,612,692	₺ 17,936,712
Cost [member] | Other assets [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,748,284	16,188,078
Cost [member] | Other assets [member] | Less Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	324,138	296,758
Cost [member] | Other assets [member] | Less Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	123,488	62,726
Cost [member] | Other assets [member] | Less Than 90 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56,496	45,682
Cost [member] | Other assets [member] | Less Than 120 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,589	36,112
Cost [member] | Other assets [member] | Less Than 150 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43,037	31,368
Cost [member] | Other assets [member] | Less Than 3 years Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	741,625	727,462
Cost [member] | Other assets [member] | Less Than 4 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	380,437	290,736
Cost [member] | Other assets [member] | Less Than 5 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	156,598	257,790
Cost [member] | Contract assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,253,982	1,105,409
Cost [member] | Contract assets [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,253,982	1,105,409
Cost [member] | Other Assets From Financial Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,244,279	2,116,646
Cost [member] | Other Assets From Financial Services [Member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,878,048	1,798,720
Cost [member] | Other Assets From Financial Services [Member] | Less Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	232,589	109,724
Cost [member] | Other Assets From Financial Services [Member] | Less Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,374	22,023
Cost [member] | Other Assets From Financial Services [Member] | Less Than 90 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,861	8,714
Cost [member] | Other Assets From Financial Services [Member] | Less Than 120 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,571	7,021
Cost [member] | Other Assets From Financial Services [Member] | Less Than 150 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,819	6,044
Cost [member] | Other Assets From Financial Services [Member] | Less Than 3 years Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,940	157,821
Cost [member] | Other Assets From Financial Services [Member] | Less Than 4 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,963	5,479
Cost [member] | Other Assets From Financial Services [Member] | Less Than 5 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,114	1,100
Accumulated impairment [member] | Other assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(637,650)	(627,380)
Accumulated impairment [member] | Other assets [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(75,924)	(71,273)
Accumulated impairment [member] | Other assets [member] | Less Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,572)	(5,042)
Accumulated impairment [member] | Other assets [member] | Less Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,917)	(3,148)
Accumulated impairment [member] | Other assets [member] | Less Than 90 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,401)	(3,726)
Accumulated impairment [member] | Other assets [member] | Less Than 120 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,848)	(5,334)
Accumulated impairment [member] | Other assets [member] | Less Than 150 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,979)	(5,947)
Accumulated impairment [member] | Other assets [member] | Less Than 3 years Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(239,104)	(250,393)
Accumulated impairment [member] | Other assets [member] | Less Than 4 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(223,341)	(163,799)
Accumulated impairment [member] | Other assets [member] | Less Than 5 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(68,564)	(118,718)
Accumulated impairment [member] | Contract assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,241)	(5,243)
Accumulated impairment [member] | Contract assets [member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,241)	(5,243)
Accumulated impairment [member] | Other Assets From Financial Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(92,094)	(154,548)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Not past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,294)	(11,483)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,163)	(1,192)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(296)	(407)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 90 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(156)	(204)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 120 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,511)	(3,483)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 150 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,142)	(3,146)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 3 years Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(58,471)	(128,084)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 4 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,947)	(5,449)
Accumulated impairment [member] | Other Assets From Financial Services [Member] | Less Than 5 years Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₺ (4,114)	₺ (1,100)